Financial risk management and financial instruments - Currency Exposure (Details) - Exchange rate - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Financial risk management and financial instruments
Percentage of change in significant exposure used for sensitivity analysis	10.00%	10.00%
Euro
Financial risk management and financial instruments
Net exposure	R 79	R 1,709
Equity impact of decrease in risk exposure	8	171
Income statement impact of decrease in risk exposure	8	171
Euro | External balances
Financial risk management and financial instruments
Net exposure on assets	2,035	3,950
Net exposure on liabilities	(547)	(227)
Net exposure	1,488	3,723
Euro | Balances between group companies
Financial risk management and financial instruments
Net exposure	(1,409)	(2,014)
US Dollar
Financial risk management and financial instruments
Net exposure	20,576	27,401
Equity impact of decrease in risk exposure	2,058	2,740
Income statement impact of decrease in risk exposure	2,058	2,740
US Dollar | External balances
Financial risk management and financial instruments
Net exposure on assets	5,340	4,581
Net exposure on liabilities	(3,631)	(2,949)
Net exposure	1,709	1,632
US Dollar | Balances between group companies
Financial risk management and financial instruments
Net exposure	18,867	25,769
Trade and other payables | Euro | External balances
Financial risk management and financial instruments
Net exposure on liabilities	(547)	(227)
Trade and other payables | US Dollar | External balances
Financial risk management and financial instruments
Net exposure on liabilities	(3,631)	(2,949)
Long-term receivables | Euro | External balances
Financial risk management and financial instruments
Net exposure on assets	127	67
Long-term receivables | US Dollar | External balances
Financial risk management and financial instruments
Net exposure on assets	645	745
Trade and other receivables | Euro | External balances
Financial risk management and financial instruments
Net exposure on assets	429	564
Trade and other receivables | US Dollar | External balances
Financial risk management and financial instruments
Net exposure on assets	3,912	2,595
Cash and cash equivalents | Euro | External balances
Financial risk management and financial instruments
Net exposure on assets	1,479	3,319
Cash and cash equivalents | US Dollar | External balances
Financial risk management and financial instruments
Net exposure on assets	R 783	R 1,241